Expense Example - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Natural Resources Fund - Fidelity Natural Resources Fund
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859